Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2020
9. Other Income (Expenses), Net
Other Income (Expenses), Net

8. OTHER INCOME (EXPENSES), NET

Other income (expenses), net consisted of the following:

For the	Year ended December 31
millions of Canadian dollars	2020	2019
Allowance for equity funds used during construction	$45	$21
Gain on sale of Emera Maine, net of transaction costs (1)	585	-
TECO Guatemala Holdings award (2)	49	-
Other	29	(9)
	$708	$12
(1) Refer to note 4 for further detail related to the gain on sale of Emera Maine.
(2) Refer to note 27 for further detail related to the TECO Guatemala Holdings award.